Note 9 - Deferred Revenue (Details Textual) - USD ($)		3 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
		Mar. 31, 2017	May 04, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013	May 05, 2016
Licenses Revenue
Reorganization Adjustment, Increase (Decrease), Deferred Revenue, Current Portion	[1],[2]							$ (899,920)
Distributor and License Agreement with Arthrex [Member]
License Agreement, Original Term					5 years		5 years
Licenses Revenue			$ 140,000			$ 402,000
Reorganization Adjustment, Increase (Decrease), Deferred Revenue, Current Portion			$ (900,000)

[1]	Pursuant to the Plan of Reorganization, the Company assigned to Deerfield the Company's (i) rights, title and interest in and to its existing license agreement with Arthrex, (ii) the associated intellectual property owned by the Company and licensed under such agreement, and (iii) rights to collect royalty payments thereunder. As such, all deferred revenue related to the existing license agreement with Arthrex as of the Effective Date was eliminated.
[2]	Pursuant to the Plan of Reorganization, the Company assigned to Deerfield the Company's (i) rights, title and interest in and to its existing license agreement with Arthrex, (ii) the associated intellectual property owned by the Company and licensed under such agreement, and (iii) rights to collect royalty payments thereunder. As such, all deferred revenue related to the existing license agreement with Arthrex as of the Effective Date was eliminated.